Loss Sharing Agreements and FDIC Loss Share Receivable - Schedule of FDIC Loss Share Receivables (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FDIC Indemnification Asset
Balance at beginning of period		$ 69,627	$ 162,312
Adjustment attributable to FDIC loss share arrangements		(1,360)	(4,260)	$ (56,085)
Amortization		(23,500)	(74,617)	(97,849)
(Submission of reimbursable losses) recoveries payable to the FDIC		(2,444)	3,282
Impairment of FDIC loss share receivables and other long-lived assets	$ (31,800)	0	(5,121)
Changes due to a change in cash flow assumptions on OREO and other changes		(2,445)	(11,969)
Balance at end of period		$ 39,878	$ 69,627	$ 162,312